UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund III

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 163.0%
MUNICIPAL BONDS & NOTES 162.7%
ALABAMA 16.3%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$551
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	1,000	1,156
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	48,000	36,259
6.500% due 10/01/2053	15,000	17,628
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,000	2,356

		57,950

ARIZONA 10.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	2,250	2,214
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	1,250	1,288
5.500% due 01/01/2038	900	931
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039 (d)	13,000	13,396
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	781
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	5,000	5,308
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	13,452

		37,370

CALIFORNIA 25.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	500	520
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,659
5.000% due 10/01/2042	3,260	3,566
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	13,505
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,500	2,774
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,703
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,175
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,325	1,584
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	5,000	5,033
5.000% due 12/01/2037	5,300	5,446
California State General Obligation Bonds, Series 2008
5.250% due 03/01/2038	1,350	1,401

California State General Obligation Bonds, Series 2009
5.750% due 04/01/2031	2,500	2,731
6.000% due 04/01/2038	5,000	5,471
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,459
5.500% due 03/01/2040	3,200	3,554
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,580	2,907
6.750% due 02/01/2038	9,200	10,391
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	1,000	1,085
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,262
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	405	412
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	3,600	3,559
5.750% due 06/01/2047	1,120	1,120
Los Angeles Community College District, California General Obligation Bonds, Series 2009
9.830% due 08/01/2033 (e)	1,675	1,937
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,742

Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	1,250	1,427
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,802
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	6,200	6,200

		89,425

COLORADO 0.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	2,000	2,137
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	667
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	554

		3,358

CONNECTICUT 0.4%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,379

DISTRICT OF COLUMBIA 3.0%
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039 (d)	10,000	10,671

FLORIDA 5.6%
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	500	543
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	4,500	4,782
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,321
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	235	258
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	4,200	4,415
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
7.073% due 10/01/2039 (e)	5,000	5,919
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2033 (a)	1,000	490

		19,728

GEORGIA 3.8%
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	400	401
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,534
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 10/01/2038 (d)	2,500	2,614

		13,549

HAWAII 1.7%
Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,613
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (d)	2,135	2,396
4.000% due 10/01/2036 (d)	1,755	1, 963

		5,972

ILLINOIS 8.1%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	397
5.500% due 01/01/2042	1,000	977

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,220
5.500% due 01/01/2034	2,665	2,659
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,118
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	1,901
Illinois Finance Authority Revenue Bonds, Series 2007
5.875% due 03/01/2027 ^	1,000	265
6.000% due 03/01/2037 ^	625	166
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	5,000	5,279
7.125% due 11/15/2037	400	449
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 08/15/2038	1,000	1,130
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	5,000	5,170

		28,731

INDIANA 0.7%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,275	2,634

IOWA 0.1%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	1
5.400% due 11/15/2046 ^	403	386

		387

KENTUCKY 0.6%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	2,000	2,158

LOUISIANA 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,646
6.000% due 10/01/2044	1,000	1,100
6.500% due 11/01/2035	400	456
Louisiana Public Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/15/2047	1,700	1,707
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,397

		7,306

MARYLAND 0.9%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,000	1,074
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	822
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,185

		3,081

MASSACHUSETTS 2.6%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037	280	302
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (a)(f)	140	1
6.250% due 11/15/2039	529	543
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,500	2,530
5.000% due 01/01/2047	1,000	1,073
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	3,185	3,188
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,600	1,746

		9,383

MICHIGAN 4.1%
Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2031 (d)	1,200	1,386
5.000% due 12/01/2046 (d)	2,500	2,768
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (d)	1,500	1,657
5.000% due 10/15/2051 (d)	1,500	1,650
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,016
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (a)	12,500	298
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,650

		14,425

MISSOURI 0.2%
Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	230	214
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	500	512

		726

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,240

NEW JERSEY 8.4%
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,007
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	5,284
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,000	1,033
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,231
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (a)	3,200	1,397
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,600	1,545
5.000% due 06/01/2041	13,745	13,405

		29,902

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,095

NEW YORK 14.3%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	9,800	11,151
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,665
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,381
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	311	53
6.700% due 01/01/2049	863	856
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	11,565
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
4.750% due 06/15/2017 (d)	3,421	3,447
4.750% due 06/15/2035 (d)	579	583
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,065
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	11,000	12,095

		50,861

NORTH CAROLINA 3.2%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	6,000	6,655
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	4,500	4,559

		11,214

OHIO 14.6%
Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	529
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	946
5.875% due 06/01/2047	8,400	8,051
6.250% due 06/01/2037	5,000	4,983
6.500% due 06/01/2047	30,350	30,345
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,624
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,461

		51,939

PENNSYLVANIA 6.6%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2009
5.625% due 08/15/2039	1,000	1,077
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	7,142
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	1,200	1,137
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,038
6.000% due 07/01/2035	670	698

Dauphin County, Pennsylvania General Authority Revenue Bonds, Series 2009
6.000% due 06/01/2036	1,000	1,100
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	100	110
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	3,000	3,237
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,473
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,719
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	536

		23,267

SOUTH CAROLINA 6.5%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,070
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	800	880
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,222
5.500% due 12/01/2053	15,000	16,032

		23,204

TENNESSEE 1.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,382
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (a)	1,000	645
0.000% due 12/01/2026 (a)	1,000	607
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,331
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,083

		6,048

TEXAS 16.0%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,402
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	4,974
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	5,500	5,889
5.500% due 12/15/2038	5,500	5,912
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	10,800	11,170
5.750% due 01/01/2033	700	725
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,214
5.500% due 09/01/2041	600	691
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,246
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
7.120% due 08/01/2039 (e)	6,500	7,547
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	170

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	9,600	11,363
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	554

		56,857

U.S. VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	1,335	1,108
6.750% due 10/01/2037	1,165	935
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	780

		2,823

VIRGINIA 0.5%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,083
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	201	15
6.000% due 06/01/2043	621	592

		1,690

WASHINGTON 0.5%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,116
Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	573

		1,689

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041 ^	955	854

WISCONSIN 1.7%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	3,839
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,101
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.625% due 04/15/2039	1,000	1,089

		6,029

Total Municipal Bonds & Notes (Cost $520,070)		577,945

SHORT-TERM INSTRUMENTS 0.3%
SHORT-TERM NOTES 0.3%
Federal Home Loan Bank
0.527% due 04/04/2017 (a)(b)	800	800
0.538% due 04/17/2017 (a)(b)	200	200

		1,000

Total Short-Term Instruments (Cost $1,000)		1,000

Total Investments in Securities (Cost $521,070)		578,945

Total Investments 163.0% (Cost $521,070)		$578,945
Preferred Shares (53.2)%		(189,000)
Other Assets and Liabilities, net (9.8)%		(34,723)

Net Assets Applicable to Common Shareholders 100.0%		$355,172

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2017.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$4	$1	0.00%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$57,950	$0	$57,950
Arizona	0	37,370	0	37,370
California	0	89,425	0	89,425
Colorado	0	3,358	0	3,358
Connecticut	0	1,379	0	1,379
District of Columbia	0	10,671	0	10,671
Florida	0	19,728	0	19,728
Georgia	0	13,549	0	13,549
Hawaii	0	5,679	0	5,679
Illinois	0	28,731	0	28,731
Indiana	0	2,634	0	2,634
Iowa	0	387	0	387
Kentucky	0	2,158	0	2,158
Louisiana	0	7,306	0	7,306
Maryland	0	3,081	0	3,081
Massachusetts	0	9,383	0	9,383
Michigan	0	14,425	0	14,425
Missouri	0	726	0	726
New Hampshire	0	2,240	0	2,240
New Jersey	0	29,902	0	29,902
New Mexico	0	1,095	0	1,095
New York	0	50,861	0	50,861
North Carolina	0	11,214	0	11,214
Ohio	0	51,939	0	51,939
Pennsylvania	0	23,267	0	23,267
South Carolina	0	23,203	0	23,203
Tennessee	0	6,048	0	6,048
Texas	0	56,857	0	56,857
U.S. Virgin Islands	0	2,823	0	2,823
Virginia	0	1,690	0	1,690
Washington	0	1,689	0	1,689
West Virginia	0	854	0	854
Wisconsin	0	6,029	0	6,029
Short-Term Instruments
Short-Term Notes	0	1,000	0	1,000

Total Investments	$0	$578,651	$0	$578,651

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (‘NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 521,070	$61,484	$(3,609)	$57,875

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017